UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22075

Morgan Stanley Alternative Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-296-6990

Date of fiscal year end:	July 31, 2009

Date of reporting period:	January 31, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in
Morgan Stanley Alternative Opportunities Fund performed
during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that
affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of
Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the period ended January 31, 2009

Total Return for the Period Since Inception (August 1, 2008) through January 31, 2009
Class A	Class C	Class I	Class R	Class W	Blended Index[1]	S&P 500® Index[2]
–28.14%	–28.43%	–28.05%	–28.22%	–28.17%	–32.26%	–33.58%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The launch of the Fund on August 1, 2008 coincided with a period of tremendous pressure in global financial markets. The global financial crisis reached a fever pitch during the second half of 2008. In this environment, liquidity and interbank lending evaporated as a wave of panic and forced selling pushed asset prices down with a spectacular viciousness and volatility.

Unprecedented financial calamity was met with similarly unprecedented government intervention into the market. However, in spite of coordinated global efforts to thwart a massive wave of deleveraging and asset price deflation, investor flight from risk assets persisted. With the exception of U.S. Treasury bonds, no sector or market was spared from significant losses and volatility during the panic of 2008.

Against this backdrop, we quickly adjusted the portfolio to help minimize the risks posed by declining global markets (equities, debt and commodities) and excessively high cross-asset class correlations. As described in the prospectus, we developed the initial portfolio allocation through a quantitative process incorporating historic returns and long-term correlations to maximize risk-adjusted return potential. However, because of the unprecedented environment in 2008, the quantitatively driven portfolio demonstrated much higher correlations across asset classes than historical data would imply. Accordingly, we drew upon on the expertise of our internal research and portfolio management teams to adjust portfolio allocation weights and identify tactical trade opportunities.

Performance Analysis

All share classes of Morgan Stanley Alternative Opportunities Fund outperformed the Blended Index ("the Index"), composed of 18% FTSE EPRA/NAREIT Global Real Estate Index-Net Total Return to U.S. Investors, 18% J.P. Morgan GBI-EM Diversified Bond Index, 18% MSCI Emerging Markets Net Index, 18% LIBOR (London Inter Bank Offered Rate) Index, 18% Dow Jones-AIG Commodity Index, and 10% S&P/LSTA Leveraged Loan Index, and outperformed the S&P 500® Index, for the period since inception (August 1, 2008) through January 31, 2009, assuming no deduction of applicable sales charges.

Given the timing of the Fund's launch, the major challenge for the Investment Committee right out of the gate was mitigating the impact of broad-based declines across financial markets. These declines fueled a vicious cycle of losses in the sectors in which the Fund invests, driving down commodities, emerging market debt and equity, senior loans and REIT securities. With little room to hide, we looked to minimize the damage from what we identified as the weakest asset classes in the near-term. To that effect, we reduced the Fund's exposure to commodities, emerging market equities and real estate — in our view the most vulnerable assets amid escalating investor panic and financial deleveraging.

As market conditions evolved and global financial panic subsided, in mid-November 2008 we tactically implemented an overweight fixed income position based on the view that credit markets were likely to lead equity markets into recovery. We increased the Fund's fixed income exposure through emerging market debt and senior loan markets, at the expense of reduced exposure to equity-based asset classes (global real estate and emerging markets equities). The Fund's increased tactical allocation to emerging markets debt was extremely well-timed, contributing meaningfully to both absolute and relative performance. We were, however, early in our decision to overweight bank loans, which saw further price declines through mid-December until reaching a near-term base, with the S&P/LSTA Leveraged Loan Index improving 10.46 percent from its December low through January month-end.

The continued deterioration in emerging market equities, commodities and global real estate securities during this period detracted from the Fund's absolute performance. That said, our maintained underweight to these asset classes did contribute meaningfully to relative performance and limited downside risk.

In managing the Fund, we have balanced quantitative and fundamental investment decisions within an overall tactical framework. In an effort to protect portfolio performance while attempting to deliver an optimal allocation to alternative betas, we will continue to adjust our model-based allocations to evolving conditions. Going forward, we will continue to diligently monitor internal portfolio dynamics while assessing the implications of an emerging economic and market landscape.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP FIVE FUNDS as of 01/31/09
MSIF Inc Emerging Markets Debt I	17.7%
Morgan Stanley FX Alpha Plus I	17.7
Morgan Stanley Commodities Alpha I	16.0
MSIF Global Real Estate Class I	12.8
MSIF Emerging Markets-Class A	7.9

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top five funds are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund is a "fund of funds" meaning that it seeks to achieve its investment objective by investing primarily in a combination of funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager" or "MSIA") or its affiliates as well as unaffiliated funds and exchange-traded funds or "ETFs" (collectively, the "Underlying Funds"), pursuant to a disciplined asset allocation process based upon fundamental and quantitative analysis.

Under normal market conditions, at least 80 percent of the Fund's total assets will be allocated among the Underlying Funds that the Investment Manager considers to be invested in alternative or non-traditional asset classes. Alternative or non-traditional asset classes are those that, in the Investment Manager's view, have low betas and correlation to traditional market exposures such as large capitalization equity or investment grade fixed income securities. Alternative or non-traditional asset classes may include, among others, real estate, emerging market debt and equity securities, foreign currency, commodities and senior loans. The Fund may also invest in swaps and other derivatives to gain exposure to alternative asset classes or for various hedging purposes.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Total Returns—Period Ended January 31, 2009
Symbol	Class A Shares* (since 08/01/08) MAOAX	Class C Shares† (since 08/01/08) MAOCX	Class I Shares†† (since 08/01/08) MAOIX	Class R Shares# (since 08/01/08) MAORX	Class W Shares## (since 08/01/08) MAOWX
Since Inception	(28.14)%[3] (31.55)[4]	(28.43)%[3] (29.14)[4]	(28.05)%[3] —	(28.22)%[3] —	(28.17)%[3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for periods less than one year are not annualized. Performance for Class A, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 4.75%.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Blended Index is comprised of the FTSE EPRA/NAREIT Global Real Estate Index — Net Total Return to U.S. Investors (a market capitalization weighted index designed to reflect the stock performance of companies engaged in the North American, European and Asian real estate markets), the J.P. Morgan GBI-EM Diversified Bond Index (which tracks local currency government bonds issued by emerging markets), the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index (a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets), the London Interbank Offered Rate ("LIBOR" — is the interest rate, fixed daily, at which international banks charge each other to borrow funds in the London interbank market), the Dow Jones-AIG Commodity Index (a highly liquid and diversified benchmark for the commodity futures market) and the S&P/LSTA Leveraged Loan Index (a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change and represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers). Each of the underlying Indices in the Blended Index is weighted at 18%, except for the S&P/LSTA Leveraged Loan Index, which is weighted at 10%. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Standard & Poor's 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/08 – 01/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	08/01/08	01/31/09	08/01/08 – 01/31/09
Class A
Actual (–28.14% return)	$1,000.00	$718.60	$7.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.38	$8.89
Class C
Actual (–28.43% return)	$1,000.00	$715.70	$10.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.60	$12.68
Class I
Actual (–28.05% return)	$1,000.00	$719.50	$6.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.64	$7.63
Class R
Actual (–28.22% return)	$1,000.00	$717.80	$8.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.12	$10.16
Class W
Actual (–28.17% return)	$1,000.00	$718.30	$8.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,000.00	$9.33

  @  Expenses are equal to the Fund's annualized expense ratios of 1.75%, 2.50%, 1.50%, 2.00% and 1.85% for Class A, Class C, Class I, Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 5.88%, 6.63%, 5.63%, 6.13%, and 5.98% for Class A, Class C, Class I, Class R and Class W shares, respectively.

Morgan Stanley Alternative Opportunities Fund

Portfolio of Investments  ■  January 31, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Investment Trusts/Mutual Funds (87.5%)
9,231	Eaton Vance Senior Floating Rate	$82,156
18,911	Eaton Vance Senior Income Trust	74,509
22,392	ING Prime Rate Trust	89,344
53,380	Morgan Stanley FX Alpha Plus Class I (a)	1,491,441
86,659	Morgan Stanley Commodities Alpha Class I	1,354,486
113,403	Morgan Stanley Prime Income Trust	615,777
53,364	Morgan Stanley Institutional Fund Inc - Emerging Markets - Class A	670,250
230,798	Morgan Stanley Institutional Fund Inc - Global Real Estate Class I	1,080,134
157,956	Morgan Stanley Institutional Fund Inc - Emerging Market Debt Class I	1,495,844
9,559	Pioneer Floating Rate Trust	75,229
1,800	JP Morgan USD Emerging Markets Bond (ETF)	157,050
7,900	Powershares Emerging Markets Sovereign Debt (ETF)	173,168
	Total Investment Trust/Mutual Funds (Cost $9,194,352)	7,359,388

NUMBER OF SHARES (000)
	Short-Term Investment (6.4%) (b)
	Investment Company
540	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $539,854)		539,854
	Total Investments (Cost $9,734,206) (c)	93.9%	7,899,242
	Other Assets In Excess Of Liabilities	6.1	509,004
	Net Assets	100.0%	$8,408,246

  ETF  Exchange Traded Fund.

  (a)  Non-income producing security.

  (b)  See Note 4 to the financial statements regarding Investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $51,437 and the aggregate gross unrealized depreciation is $1,886,401 resulting in net unrealized depreciation of $1,834,964.

Morgan Stanley Alternative Opportunities Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $9,194,352)	$7,359,388
Investment in affiliate, at value (cost $539,854)	539,854
Cash	317,263
Receivable for:
Shares of beneficial interest sold	42,091
Dividends from affiliate	438
Dividends	208
Deferred offering expenses	77,854
Prepaid expenses and other assets	65,707
Receivable from Adviser	46,997
Total Assets	8,449,800
Liabilities:
Payable for:
Transfer agent fee	20,031
Distribution fee	2,150
Accrued expenses and other payables	19,373
Total Liabilities	41,554
Net Assets	$8,408,246
Composition of Net Assets:
Paid-in-capital	$10,559,333
Net unrealized depreciation	(1,834,964)
Net investment loss	(32,179)
Net realized loss	(283,944)
Net Assets	$8,408,246
Class A Shares:
Net Assets	$1,742,623
Shares Outstanding (unlimited authorized, $.01 par value)	81,600
Net Asset Value Per Share	$21.36
Maximum Offering Price Per Share, (net asset value plus 4.99% of net asset value)	$22.43
Class C Shares:
Net Assets	$2,025,114
Shares Outstanding (unlimited authorized, $.01 par value)	95,015
Net Asset Value Per Share	$21.31
Class I Shares:
Net Assets	$4,496,933
Shares Outstanding (unlimited authorized, $.01 par value)	210,444
Net Asset Value Per Share	$21.37
Class R Shares:
Net Assets	$71,761
Shares Outstanding (unlimited authorized, $.01 par value)	3,359
Net Asset Value Per Share	$21.36
Class W Shares:
Net Assets	$71,815
Shares Outstanding (unlimited authorized, $.01 par value)	3,361
Net Asset Value Per Share	$21.37

Statement of Operations

For the period August 1, 2008(1) through January 31, 2009 (unaudited)

Net Investment Income:
Income
Dividends	$94,105
Dividends from affiliate	5,465
Total Income	99,570
Expenses
Offering expenses	79,146
Professional fees	58,251
Transfer agent fees and expenses	20,045
Shareholder reports and notices	19,115
Distribution fee (Class A shares)	1,349
Distribution fee (Class C shares)	6,781
Distribution fee (Class R shares)	206
Distribution fee (Class W shares)	144
Investment advisory fee	6,769
Custodian fees	1,220
Registration fees	1,128
Trustees' fees and expenses	345
Other	4,588
Total Expenses	199,087
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(283)
Less: amounts waived/reimbursed	(139,555)
Net Expenses	59,249
Net Investment Income	40,321
Realized and Unrealized Gain (Loss):
Net realized loss	(300,350)
Capital gain distribution received	16,406
Net Realized Loss	(283,944)
Net unrealized appreciation	(1,834,964)
Net Loss	(2,118,908)
Net Decrease	$(2,078,587)

(1)  Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Alternative Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

FOR THE PERIOD AUGUST 1, 2008(1) THROUGH JANUARY 31, 2009
(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$40,321
Net realized loss	(283,944)
Net unrealized depreciation	(1,834,964)
Net Decrease	(2,078,587)
Dividends to Shareholders from Net Investment Income:
Class A shares	(12,664)
Class C shares	(15,836)
Class I shares	(42,817)
Class R shares	(565)
Class W shares	(618)
Total Dividends	(72,500)
Net increase from transactions in shares of beneficial interest	5,559,333
Net Increase	3,408,246
Net Assets:
Beginning of period	5,000,000
End of Period (Including a net investment loss of $32,179)	$8,408,246

(1)  Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Alternative Opportunities Fund

Notes to Financial Statements  ■  January 31, 2009 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Alternative Opportunities Fund (the "Fund") was organized as a separate non-diversified portfolio of the Morgan Stanley Series Funds, a Massachusetts business trust, which was registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and commenced operations on August 1, 2008. The Fund investment objective is long-term total return. The Fund is a "fund of funds" meaning that it seeks to achieve its investment objective by investing primarily in a combination of funds advised by Morgan Stanley Investment Advisors Inc (the "Investment Manager" or "MSIA") or its affiliates as well as unaffiliated funds and exchange-traded funds or "ETFs" (collectively, the "Underlying Funds"), pursuant to a disciplined asset allocation process based upon fundamental and quantitative analysis.

The Fund offers Class A, Class C, Class I, Class R, and W shares. Class A and Class C shares are offered to the general public, with Class A subject to a sales charge imposed at the time of purchase and some Class A and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eight months and one year, respectively. Class I, Class R, and Class W shares are offered only to limited categories of investors and are not subject to a sales charge. Additionally, Class A, Class C, Class R, and Class W shares incur distribution expenses.

For the period August 1, 2008 to January 20, 2009, the Funds assessed a 2% redemption fee, on Class A, Class C, Class I, Class R and Class W shares, which was paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees has approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; (2) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend

Morgan Stanley Alternative Opportunities Fund

Notes to Financial Statements  ■  January 31, 2009 (unaudited) continued

date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in the interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U. S. Internal Revenue Service, New York State and New York City. As of the period ended January 31, 2009, the Fund does not have any unrealized tax benefit which must be recorded in accordance with Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes in the Fund's financial statements. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of the period ended January 31, 2009, the Fund has determined that FIN 48 did not have a material impact on the Fund's financial statements.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Offering Costs — The Investment Adviser incurred offering costs on behalf of the Fund in the amount of $157,000 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is calculated at the annual rate of 0.20% of the Fund's average daily net assets.

Pursuant to a sub-advisory agreement between the Investment Adviser and Morgan Stanley Investment Management Limited (the "Sub-Adviser"), the Sub-Adviser has been retained, subject to the overall

Morgan Stanley Alternative Opportunities Fund

Notes to Financial Statements  ■  January 31, 2009 (unaudited) continued

supervision of the Investment Adviser and the Trustees of the Fund, to continuously furnish investment advice concerning investments and to manage the Fund. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation in the amount of $28 for the period ending January 31, 2009.

The Investment Adviser has agreed to voluntarily cap the total annual Fund operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, to the extent such operating expenses exceed 1.75%, 2.50%, 1.50%, 2.00%, and 1.85% for each of the Class A, Class C, Class I, Class R, and Class W shares, respectively, of the average daily net assets of such class. This cap/waiver may be terminated at any time.

Under an agreement between Morgan Stanley Services Company, Inc., the Fund's Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund.

3. Plan of Distribution and Shareholder Service Plan

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the Distributor"), an affiliate of the Investment Adviser, Sub-Adviser and Administrator.

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act with respect to its Class C, Class R and Class W shares and a Shareholder Services Plan with respect to its Class A, Class C, Class R and Class W shares (the "Plans"). Pursuant to the Plans each Class, other than Class I, pays the Distributor compensation accrued daily and payable monthly at the following maximum annual rates: 0.25%,1.00%, 0.50% and 0.35% of the average daily net assets of Class A, Class C, Class R and Class W shares, respectively.

The Distributor has informed the Fund that for the period ended January 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class C shares of $287 and received $34,374, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market

Morgan Stanley Alternative Opportunities Fund

Notes to Financial Statements  ■  January 31, 2009 (unaudited) continued

Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class. For the period ended January 31, 2009, advisory fees paid were reduced by $283, relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statements of Operations and totaled $5,465, for the period ended January 31, 2009. During the period ended January 31, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class aggregated $10,732,998 and $10,193,144, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended January 31, 2009 aggregated $10,303,708 and $810,090, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund maintains a Deferred Compensation Plan (the "DC Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the DC Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Alternative Opportunities Fund

Notes to Financial Statements  ■  January 31, 2009 (unaudited) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE PERIOD AUGUST 1, 2008(1) THROUGH JANUARY 31, 2009
	SHARES	AMOUNT
CLASS A SHARES
Sold	89,839	$2,280,818
Reinvestment of dividends	572	12,664
Redeemed	(12,144)	(297,475)
Net Increase — Class A	78,267	1,996,007
CLASS C SHARES
Sold	92,369	2,319,866
Reinvestment of dividends	716	15,836
Redeemed	(1,403)	(30,406)
Net Increase — Class C	91,683	2,305,296
CLASS I SHARES
Sold	58,735	1,290,762
Reinvestment of dividends	1,844	40,835
Redeemed	(3,468)	(74,792)
Net Increase — Class I	57,111	1,256,805
CLASS R SHARES
Reinvestment of dividends	26	586
Net Increase — Class R	26	586
CLASS W SHARES
Reinvestment of dividends	28	639
Net Increase — Class W	28	639
Net increase in Fund	227,115	$5,559,333

(1)  Commencement of operations.

7. Fair Valuation Measurements

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective August 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use

Morgan Stanley Alternative Opportunities Fund

Notes to Financial Statements  ■  January 31, 2009 (unaudited) continued

in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgement and considers factors specific to each security.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT JANUARY 31, 2009 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments In Securities	$7,899,242	$7,899,242	—	—

8. Accounting Pronouncement

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the Fund's financial statements has not yet been determined.

Morgan Stanley Alternative Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE PERIOD AUGUST 1, 2008+ THROUGH JANUARY 31, 2009
	CLASS A SHARES		CLASS C SHARES		CLASS I SHARES	CLASS R SHARES	CLASS W SHARES
Select Per Share Data:
Net asset value, beginning of period	$30.00		$30.00		$30.00	$30.00	$30.00
Income (loss) from investment operations:
Net investment income(1)	0.18		0.09		0.15	0.09	0.10
Net realized and unrealized loss	(8.61)		(8.61)		(8.56)	(8.56)	(8.54)
Total loss from investment operations	(8.43)		(8.52)		(8.41)	(8.47)	(8.44)
Less dividends from net investment income	(0.21)		(0.17)		(0.22)	(0.17)	(0.19)
Net asset value, end of period	$21.36		$21.31		$21.37	$21.36	$21.37
Total Return(2)(6)	(28.14	)%(3)	(28.43	)%(3)	(28.05)%	(28.22)%	(28.17)%
Ratios to Average Net Assets(4)(5)(7):
Total expenses (before expense offset)	1.75%		2.50%		1.50%	2.00%	1.85%
Net investment income	1.20%		0.45%		1.45%	0.95%	1.10%
Supplemental Data:
Net assets, end of period, in thousands	$1,743		$2,025		$4,497	$72	$72
Portfolio turnover rate(6)	15%		15%		15%	15%	15%

  +  Commencement of operations.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Does not reflect the deduction of sales charge.

  (4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 5.88% and (2.93)%, respectively for Class A; 6.63% and (3.68)%, respectively for Class C; 5.63% and (2.68)%, respectively for Class I; 6.13% and (3.18)%, respectively for Class R; and 5.98% and (3.03)%, respectively for Class W.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Alternative Opportunities Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's

Morgan Stanley Alternative Opportunities Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time your return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London E14 4QA England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

MAOSAN
IU09-01232P-Y01/09

INVESTMENT MANAGEMENT

Morgan Stanley

Alternative Opportunities Fund

Semiannual Report

January 31, 2009

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Alternative Opportunities Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009